Earnings Per Common Share (Tables)	9 Months Ended
Sep. 30, 2026
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share

The following table illustrates the computation of basic and diluted earnings per share (in thousands, except per share amounts):

	Three Months Ended	Nine Months Ended
	September 30, 2026	September 30, 2026
Numerator
Net income (loss)	$(5,608)	$37,124
Noncontrolling interests’ share in earnings	1,287	610
Less: Participating securities’ share in earnings	(3)	(7)
Net (income) loss – pre-IPO	—	(39,888)
Net income (loss) applicable to common shares – basic and diluted	$(4,324)	$(2,161)
Denominator
Basic weighted average shares outstanding(1)	225,973	209,482
Diluted weighted average common shares	225,973	209,482
Earnings per common share
Basic	$(0.02)	$(0.01)
Diluted	$(0.02)	$(0.01)
(1)No publicly-listed shares were outstanding as of or during the nine months ended September 30, 2025.